Segment Reporting - Additional Information (Detail1)	Dec. 31, 2018
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Segment Reporting Information [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, year	2019
Revenue, remaining performance obligation, percentage	68.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Segment Reporting Information [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, year	2020
Revenue, remaining performance obligation, percentage	17.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Segment Reporting Information [Line Items]
Revenue, remaining performance obligation, percentage	15.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period